Subsequent Events (Details)	Aug. 31, 2025 USD ($)	Jun. 06, 2025 USD ($)	May 07, 2025	Jul. 22, 2025 JPY (¥)	Jul. 22, 2025 USD ($)	Jun. 26, 2025 USD ($)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2022 USD ($)
Subsequent Events [Line Items]
Stockholders’ equity							¥ 74,027,801	$ 519,020	¥ 330,724,747	$ 2,318,760	¥ 208,514,937	$ 1,461,929	¥ 590,819,976	$ 4,142,326
Forecast [Member]
Subsequent Events [Line Items]
Stockholders’ equity						$ 2,500,000
Contribution from investors	$ 4,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Description of change in ratio			the Company issued a press release announcing the receipt of a staff determination letter, dated May 2, 2025 (the “Notice”), from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that Nasdaq has determined to delist the Company’s securities from the Nasdaq Capital Market as the market value of the Company’s listed securities had fallen below the minimum requirement of $35 million for 30 consecutive trading days, and the Company did not regain compliance during the 180-calendar-day grace period that ended on April 28, 2025 in accordance with Nasdaq Listing Rule 5550(b)(2).
Contribution from investors		$ 2,500,000
Borrowed amount				¥ 17,000,000	$ 119,190